Distribution Date:	12/17/24	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell	Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24	Trustee	U.S. Bank National Association
Modified Loan Detail	25		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	7,364,793.68	955,572.79	20,179.53	0.00	0.00	975,752.32	6,409,220.89	37.53%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	145,653,258.15	0.00	397,147.88	0.00	0.00	397,147.88	145,653,258.15	37.53%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	325,154,000.00	0.00	960,288.15	0.00	0.00	960,288.15	325,154,000.00	37.53%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	31.27%	25.00%
B	61766LBW8	4.600215%	50,172,000.00	50,172,000.00	0.00	192,334.98	0.00	0.00	192,334.98	50,172,000.00	24.71%	19.75%
C	61766LBX6	4.600215%	46,588,000.00	46,588,000.00	0.00	178,595.67	0.00	0.00	178,595.67	46,588,000.00	18.61%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	131,400.00	0.00	0.00	131,400.00	52,560,000.00	11.73%	9.38%
E-1	61766LAE9	4.600215%	14,335,000.00	14,335,000.00	0.00	54,953.40	0.00	0.00	54,953.40	14,335,000.00	9.85%	7.88%
E-2	61766LAG4	4.600215%	14,335,000.00	14,335,000.00	0.00	54,953.40	0.00	0.00	54,953.40	14,335,000.00	7.97%	6.37%
F-1	61766LAL3	4.600215%	4,778,000.00	4,778,000.00	0.00	15,409.90	0.00	0.00	15,409.90	4,778,000.00	7.35%	5.88%
F-2	61766LAN9	4.600215%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	6.72%	5.38%
G-1	61766LAU3	4.600215%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	0.00	0.00	11,348,500.00	5.24%	4.19%
G-2	61766LAW9	4.600215%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	0.00	0.00	11,348,500.00	3.75%	3.00%
H-1	61766LBC2	4.600215%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	0.00	0.00	14,334,677.00	1.88%	1.50%
H-2	61766LBE8	4.600215%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	0.00	0.00	14,334,677.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	764,866,405.83	955,572.79	2,162,585.14	0.00	0.00	3,118,157.93	763,910,833.04

X-A	61766LBT5	1.143010%	668,954,000.00	478,172,051.83	0.00	455,462.88	0.00	0.00	455,462.88	477,216,479.04
X-B	61766LBU2	0.316687%	97,954,000.00	97,954,000.00	0.00	25,850.65	0.00	0.00	25,850.65	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.600215%	52,560,000.00	52,560,000.00	0.00	70,089.41	0.00	0.00	70,089.41	52,560,000.00
Notional SubTotal			819,468,000.00	628,686,051.83	0.00	551,402.94	0.00	0.00	551,402.94	627,730,479.04

Deal Distribution Total					955,572.79	2,713,988.08	0.00	0.00	3,669,560.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	124.19550894	16.11421231	0.34029562	0.00000000	0.00000000	0.00000000	0.00000000	16.45450793	108.08129663
A-3	61766LBR9	677.45701465	0.00000000	1.84719944	0.00000000	0.00000000	0.00000000	0.00000000	1.84719944	677.45701465
A-4	61766LBS7	1,000.00000000	0.00000000	2.95333334	0.00000000	0.00000000	0.00000000	0.00000000	2.95333334	1,000.00000000
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.83351232	0.00000000	0.00000000	0.00000000	0.00000000	3.83351232	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	3.83351228	0.00000000	0.00000000	0.00000000	0.00000000	3.83351228	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	3.83351238	0.00000000	0.00000000	0.00000000	0.00000000	3.83351238	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	3.83351238	0.00000000	0.00000000	0.00000000	0.00000000	3.83351238	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	3.22517790	0.60833403	4.96616367	0.00000000	0.00000000	3.22517790	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	0.00000000	3.83351193	31.61214106	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61766LAU3	1,000.00000000	0.00000000	0.00000000	3.83351192	41.56421377	0.00000000	0.00000000	0.00000000	1,000.00000000
G-2	61766LAW9	1,000.00000000	0.00000000	0.00000000	3.83351192	67.86848394	0.00000000	0.00000000	0.00000000	1,000.00000000
H-1	61766LBC2	1,000.00000000	0.00000000	0.00000000	3.83351226	163.11200315	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	61766LBE8	1,000.00000000	0.00000000	0.00000000	3.83351226	220.74728925	0.00000000	0.00000000	0.00000000	1,000.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	714.80557980	0.00000000	0.68085830	0.00000000	0.00000000	0.00000000	0.00000000	0.68085830	713.37712166
X-B	61766LBU2	1,000.00000000	0.00000000	0.26390602	0.00000000	0.00000000	0.00000000	0.00000000	0.26390602	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.33351237	0.00000000	0.00000000	0.00000000	0.00000000	1.33351237	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	20,179.53	0.00	20,179.53	0.00	0.00	0.00	20,179.53	0.00
A-3	11/01/24 - 11/30/24	30	0.00	397,147.88	0.00	397,147.88	0.00	0.00	0.00	397,147.88	0.00
A-4	11/01/24 - 11/30/24	30	0.00	960,288.15	0.00	960,288.15	0.00	0.00	0.00	960,288.15	0.00
X-A	11/01/24 - 11/30/24	30	0.00	455,462.88	0.00	455,462.88	0.00	0.00	0.00	455,462.88	0.00
X-B	11/01/24 - 11/30/24	30	0.00	25,850.65	0.00	25,850.65	0.00	0.00	0.00	25,850.65	0.00
X-D	11/01/24 - 11/30/24	30	0.00	70,089.41	0.00	70,089.41	0.00	0.00	0.00	70,089.41	0.00
A-S	11/01/24 - 11/30/24	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	11/01/24 - 11/30/24	30	0.00	192,334.98	0.00	192,334.98	0.00	0.00	0.00	192,334.98	0.00
C	11/01/24 - 11/30/24	30	0.00	178,595.67	0.00	178,595.67	0.00	0.00	0.00	178,595.67	0.00
D	11/01/24 - 11/30/24	30	0.00	131,400.00	0.00	131,400.00	0.00	0.00	0.00	131,400.00	0.00
E-1	11/01/24 - 11/30/24	30	0.00	54,953.40	0.00	54,953.40	0.00	0.00	0.00	54,953.40	0.00
E-2	11/01/24 - 11/30/24	30	0.00	54,953.40	0.00	54,953.40	0.00	0.00	0.00	54,953.40	0.00
F-1	11/01/24 - 11/30/24	30	20,742.19	18,316.52	0.00	18,316.52	2,906.62	0.00	0.00	15,409.90	23,728.33
F-2	11/01/24 - 11/30/24	30	132,219.42	18,316.52	0.00	18,316.52	18,316.52	0.00	0.00	0.00	151,042.81
G-1	11/01/24 - 11/30/24	30	426,551.67	43,504.61	0.00	43,504.61	43,504.61	0.00	0.00	0.00	471,691.48
G-2	11/01/24 - 11/30/24	30	723,925.70	43,504.61	0.00	43,504.61	43,504.61	0.00	0.00	0.00	770,205.49
H-1	11/01/24 - 11/30/24	30	2,274,486.45	54,952.16	0.00	54,952.16	54,952.16	0.00	0.00	0.00	2,338,157.88
H-2	11/01/24 - 11/30/24	30	3,097,514.57	54,952.16	0.00	54,952.16	54,952.16	0.00	0.00	0.00	3,164,341.09
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,675,440.00	2,932,124.76	0.00	2,932,124.76	218,136.68	0.00	0.00	2,713,988.08	6,919,167.08

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.600215%	9,556,000.00	9,556,000.00	0.00	15,409.90	0.00	0.00	15,409.90	9,556,000.00
G	61766LAY5	4.600215%	22,697,000.00	22,697,000.00	0.00	0.00	0.00	0.00	0.00	22,697,000.00
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.600215%	14,335,000.00	14,335,000.00	0.00	54,953.40	0.00	0.00	54,953.40	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.600215%	14,335,000.00	14,335,000.00	0.00	54,953.40	0.00	0.00	54,953.40	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.600215%	4,778,000.00	4,778,000.00	0.00	15,409.90	0.00	0.00	15,409.90	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.600215%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.600215%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	0.00	0.00	11,348,500.00
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	4.600215%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	0.00	0.00	11,348,500.00
H-1 (Cert)	61766LBC2	4.600215%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	0.00	0.00	2,608,677.00
H-1 (Exch)	NA	4.600215%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	0.00	0.00	11,726,000.00
H-2 (Cert)	61766LBE8	4.600215%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	0.00	0.00	2,608,677.00
H-2 (Exch)	NA	4.600215%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	0.00	0.00	11,726,000.00
Regular Interest Total			121,845,354.08	121,845,354.00	0.00	140,726.60	0.00	0.00	140,726.60	121,845,354.00

Exchangeable Certificate Details
H	61766LBG3	4.600215%	23,452,000.00	23,452,000.00	0.00	0.00	0.00	0.00	0.00	23,452,000.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	23,452,000.00	0.00	0.00	0.00	0.00	0.00	23,452,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,669,560.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,946,892.80	Master Servicing Fee	8,756.00
Interest Reductions due to Nonrecoverability Determination	(111,571.70)	Certificate Administrator Fee	3,792.80
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.69
ARD Interest	0.00	Operating Advisor Fee	1,102.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	165.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,345.37
Total Interest Collected	2,835,321.10

Principal		Expenses/Reimbursements
Scheduled Principal	955,572.79	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	80,099.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,897.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,969.78
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	955,572.79	Total Expenses/Reimbursements	106,987.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,713,988.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	955,572.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,669,560.87
Total Funds Collected	3,790,893.89	Total Funds Distributed	3,790,893.86

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,866,406.52	764,866,406.52	Beginning Certificate Balance	764,866,405.83
(-) Scheduled Principal Collections	955,572.79	955,572.79	(-) Principal Distributions	955,572.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	763,910,833.73	763,910,833.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,643,939.26	767,643,939.26	Ending Certificate Balance	763,910,833.04
Ending Actual Collateral Balance	766,761,788.37	766,761,788.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP
5,000,000 or less	5	17,017,370.76	2.23%	12	5.1154	2.141575	1.30 or less	11	237,403,502.51	31.08%	11	4.7606	1.032521
5,000,001 to 10,000,000	7	44,940,092.98	5.88%	13	4.9152	1.901469	1.31 to 1.40	2	22,283,515.20	2.92%	13	4.8330	1.376505
10,000,001 to 15,000,000	4	45,091,171.20	5.90%	12	5.0439	1.579832	1.41 to 1.50	1	37,714,727.66	4.94%	11	4.4600	1.468700
15,000,001 to 25,000,000	6	112,421,664.48	14.72%	12	4.6498	1.513293	1.51 to 1.60	4	73,546,476.64	9.63%	22	4.9071	1.568980
25,000,001 to 50,000,000	6	214,361,396.00	28.06%	14	4.6818	1.486773	1.61 to 1.70	3	39,057,397.43	5.11%	12	4.7480	1.657600
50,000,001 to 75,000,000	2	127,522,922.48	16.69%	12	4.5809	1.645942	1.71 to 1.80	1	1,876,393.27	0.25%	11	5.1900	1.711800
75,000,001 or greater	1	90,000,000.00	11.78%	13	3.8420	2.208700	1.81 to 2.50	5	194,276,656.81	25.43%	12	4.1655	2.199682
Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511	2.51 to 3.00	2	36,016,355.24	4.71%	11	4.9159	2.940749
							3.01 or greater	2	9,179,593.14	1.20%	12	4.7043	4.667654
							Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	112,556,215.83	14.73%	12	4.7980	NAP
							Defeased	11	112,556,215.83	14.73%	12	4.7980	NAP
California	6	67,905,740.04	8.89%	12	4.6176	1.997980
							Lodging	6	75,066,906.15	9.83%	13	5.0975	2.048248
Connecticut	1	3,573,673.50	0.47%	12	4.8050	1.146000
							Mobile Home Park	1	1,876,393.27	0.25%	11	5.1900	1.711800
Florida	4	80,042,556.09	10.48%	12	4.3949	2.337719
							Multi-Family	3	43,019,816.12	5.63%	12	4.8277	1.405457
Georgia	1	6,912,612.23	0.90%	14	5.2400	1.386300
							Office	8	220,576,069.09	28.87%	11	4.6089	1.168241
Indiana	1	7,150,358.90	0.94%	12	5.0680	0.820800
							Retail	14	310,815,433.27	40.69%	14	4.4238	1.980366
Iowa	2	22,184,112.38	2.90%	12	4.6885	0.961564
							Totals	43	763,910,833.73	100.00%	13	4.6232	1.623511
Maryland	1	25,980,949.43	3.40%	38	5.2800	1.589400

Nevada	1	10,199,326.99	1.34%	10	4.7670	2.176500

New Jersey	2	94,078,728.98	12.32%	9	4.3784	1.137184

New Mexico	1	31,229,785.56	4.09%	11	4.8800	2.931100

New York	1	10,231,041.05	1.34%	14	5.4000	1.301600

North Carolina	1	37,714,727.66	4.94%	11	4.4600	1.468700

Ohio	2	38,633,464.96	5.06%	14	5.2113	1.030894

Oklahoma	1	90,000,000.00	11.78%	13	3.8420	2.208700

Pennsylvania	1	11,384,542.57	1.49%	12	4.9300	1.703400

Texas	4	53,208,933.91	6.97%	13	4.7660	1.562169

Virginia	2	60,924,063.65	7.98%	12	4.9616	0.904845

Totals	43	763,910,833.73	100.00%	13	4.6232	1.623511

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP
	4.000% or less	1	90,000,000.00	11.78%	13	3.8420	2.208700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	3	153,365,102.58	20.08%	9	4.2662	1.742543	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	16	300,242,054.18	39.30%	12	4.7559	1.592082	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	11	107,747,461.14	14.10%	19	5.2314	1.360648	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511	49 months or greater	31	651,354,617.90	85.27%	13	4.5930	1.674425
								Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP
	60 months or less	31	651,354,617.90	85.27%	13	4.5930	1.674425	Interest Only	4	184,200,000.00	24.11%	13	4.1242	2.316739
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	15,769,036.58	2.06%	13	5.0290	2.016906
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	23	451,385,581.32	59.09%	13	4.7690	1.400347
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511	Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	112,556,215.83	14.73%	12	4.7980	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	518,039,909.50	67.81%	14	4.5820	1.793110
	13 months to 24 months	4	63,507,129.11	8.31%	13	4.7885	1.395421
	25 months or greater	2	69,807,579.29	9.14%	8	4.4968	1.047493
	Totals	38	763,910,833.73	100.00%	13	4.6232	1.623511
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	288,150.00	0.00	0.00	N/A	01/01/26	--	90,000,000.00	90,000,000.00	12/01/24
2	305471002	RT	Ellenton	FL	Actual/360	4.298%	255,044.33	0.00	0.00	N/A	12/01/25	--	71,200,000.00	71,200,000.00	12/01/24
4	300801423	OF	Arlington	VA	Actual/360	4.938%	232,129.69	87,693.62	0.00	N/A	12/01/25	--	56,410,616.10	56,322,922.48	12/01/24
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	193,245.18	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	10/01/24
6	1543829	OF	Trenton	NJ	Actual/360	4.050%	150,267.81	73,421.90	0.00	N/A	04/01/25	--	44,523,796.82	44,450,374.92	11/01/22
7	300801384	RT	Greenville	NC	Actual/360	4.460%	140,503.70	88,957.98	0.00	N/A	11/06/25	--	37,803,685.64	37,714,727.66	12/06/24
8	300801421	MF	Manchester	NH	Actual/360	4.793%	149,950.69	59,746.24	0.00	N/A	12/01/25	--	37,542,421.84	37,482,675.60	12/01/24
9	305471009	LO	Albuquerque	NM	Actual/360	4.880%	127,284.55	69,693.82	0.00	N/A	11/01/25	--	31,299,479.38	31,229,785.56	12/01/24
10	695100618	SS	Various	Various	Actual/360	4.823%	98,365.33	50,521.43	0.00	N/A	01/06/26	10/06/25	24,474,062.09	24,423,540.66	12/06/24
10A	305470618				Actual/360	4.823%	16,691.38	8,572.86	0.00	N/A	01/06/26	10/06/25	4,152,945.51	4,144,372.65	12/06/24
11	305471011	MU	New Braunfels	TX	Actual/360	4.690%	111,695.71	46,240.80	0.00	N/A	12/01/25	--	28,578,860.00	28,532,619.20	12/01/24
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	0.00	0.00	0.00	N/A	02/01/26	--	25,357,204.37	25,357,204.37	10/01/21
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	114,507.14	43,400.90	0.00	N/A	02/01/28	--	26,024,350.33	25,980,949.43	12/01/24
15	1546309	OF	Oxnard	CA	Actual/360	4.625%	94,928.95	48,773.04	0.00	N/A	01/01/26	--	24,630,215.11	24,581,442.07	12/01/24
16	300801394	OF	Santa Rosa	CA	Actual/360	4.558%	87,800.05	43,700.61	0.00	N/A	11/01/25	--	23,115,414.30	23,071,713.69	12/01/24
17	305471017	RT	Plano	TX	Actual/360	4.815%	66,763.08	29,942.24	0.00	N/A	01/01/26	--	16,638,772.92	16,608,830.68	12/01/24
18	300801403	MF	Ames	IA	Actual/360	4.553%	63,805.52	27,965.56	0.00	N/A	11/01/25	--	16,816,740.63	16,788,775.07	12/01/24
19	1546147	OF	Houston	TX	Actual/360	4.650%	59,672.32	28,404.89	0.00	N/A	01/01/26	--	15,399,307.86	15,370,902.97	12/01/24
20	305471020	MF	Spring	TX	Actual/360	4.750%	63,333.33	0.00	0.00	N/A	01/01/26	--	16,000,000.00	16,000,000.00	12/01/24
21	305471021	RT	Washington Township OH		Actual/360	5.080%	56,287.90	20,094.83	0.00	N/A	01/01/26	--	13,296,355.42	13,276,260.59	12/01/24
22	305471022	RT	Philadelphia	PA	Actual/360	4.930%	46,860.78	21,731.88	0.00	N/A	12/01/25	--	11,406,274.45	11,384,542.57	12/01/24
24	300801366	RT	Las Vegas	NV	Actual/360	4.767%	40,596.93	20,163.75	0.00	N/A	10/01/25	--	10,219,490.74	10,199,326.99	12/01/24
25	305471025	MF	Gates	NY	Actual/360	5.400%	46,115.18	16,776.27	0.00	N/A	02/01/26	--	10,247,817.32	10,231,041.05	12/01/24
26	695100612	OF	Indianapolis	IN	Actual/360	5.068%	30,259.05	14,372.23	0.00	N/A	12/06/25	--	7,164,731.13	7,150,358.90	12/06/24
27	300801411	RT	Westminster	CA	Actual/360	4.770%	27,398.90	15,475.09	0.00	N/A	12/01/25	--	6,892,804.91	6,877,329.82	12/01/24
28	695100627	LO	Conyers	GA	Actual/360	5.240%	30,248.09	14,430.25	0.00	N/A	02/06/26	--	6,927,042.48	6,912,612.23	12/06/24
30	695100615	LO	Orlando	FL	Actual/360	5.040%	28,521.06	14,620.45	0.00	N/A	01/06/26	09/06/25	6,790,727.95	6,776,107.50	12/06/24
31	300801370	SS	Pittsfield Township	MI	Actual/360	4.901%	28,427.32	13,471.72	0.00	N/A	10/01/25	--	6,960,371.94	6,946,900.22	12/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	305471032	LO	Pensacola	FL	Actual/360	5.150%	20,655.62	26,390.60	0.00	N/A	12/01/25	--	4,812,960.28	4,786,569.68	12/01/24
33	1545281	RT	San Mateo	CA	Actual/360	4.550%	26,541.67	0.00	0.00	N/A	12/01/25	--	7,000,000.00	7,000,000.00	12/01/24
34	1545988	RT	San Bernardino	CA	Actual/360	4.715%	25,089.67	10,239.03	0.00	N/A	01/01/26	--	6,385,493.49	6,375,254.46	12/01/24
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	21,859.72	17,132.44	0.00	N/A	02/01/26	--	5,246,332.70	5,229,200.26	12/01/24
37	305471037	RT	Cedar Rapids	IA	Actual/360	5.110%	23,017.40	9,922.60	0.00	N/A	02/01/26	--	5,405,259.91	5,395,337.31	12/01/24
38	305471038	LO	Norfolk	VA	Actual/360	5.250%	20,171.96	9,591.82	0.00	N/A	02/01/26	--	4,610,732.99	4,601,141.17	12/01/24
39	305471039	RT	Sedro Woolley	WA	Actual/360	4.845%	17,159.38	0.00	0.00	N/A	12/01/25	--	4,250,000.00	4,250,000.00	12/01/24
40	305471040	RT	Southbury	CT	Actual/360	4.805%	14,342.14	8,130.65	0.00	N/A	12/01/25	--	3,581,804.15	3,573,673.50	12/01/24
41	305471041	LO	Pensacola	FL	Actual/360	5.200%	9,496.80	11,976.93	0.00	N/A	12/01/25	--	2,191,570.07	2,179,593.14	12/01/24
42	300801399	MH	Auburndale	FL	Actual/360	5.190%	8,132.77	4,016.36	0.00	N/A	11/01/25	--	1,880,409.63	1,876,393.27	12/01/24
Totals							2,835,321.10	955,572.79	0.00				764,866,406.52	763,910,833.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	29,728,613.94	20,770,125.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,897,479.00	9,160,555.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,469,426.12	2,686,887.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,899,184.96	6,615,657.78	01/01/23	09/30/23	--	0.00	0.00	192,333.67	388,161.62	0.00	0.00
6	4,347,121.25	2,495,589.14	01/01/21	09/30/21	05/13/24	23,791,968.22	1,848,719.70	142,883.65	3,710,574.20	0.00	0.00
7	4,743,420.68	3,414,193.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	7,462,311.14	7,704,843.47	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,706,477.00	2,294,221.00	10/01/18	09/30/19	09/11/24	21,490,034.08	2,278,894.45	(613.64)	2,661,758.26	2,503,441.58	0.00
14	2,950,489.24	2,378,409.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,117,224.44	2,347,298.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,801,038.00	2,132,167.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,668,825.96	980,792.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,614,148.20	2,906,783.76	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,534,539.75	1,256,151.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	158,091.92	0.00
20	1,382,526.39	757,285.27	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	993,952.73	865,886.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,432,251.13	1,103,005.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,665,112.71	1,252,344.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,078,248.00	753,843.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	631,201.90	456,041.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	989,282.65	556,154.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,286,129.07	855,755.99	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,873,018.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,670,857.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	800,401.64	532,573.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	577,344.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	206,621.00	285,758.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	650,480.49	694,325.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	320,432.00	311,788.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	966,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	226,901.45	190,441.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	113,691,766.15	75,758,881.18				45,282,002.30	4,127,614.15	334,603.67	6,760,494.08	2,661,533.50	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	1	49,628,354.06	0	0.00	2	69,807,579.29	1	25,357,204.37	1	44,450,374.92	0	0.00	0	0.00	0	0.00	4.623193%	4.583606%	13
11/18/24	0	0.00	0	0.00	2	69,881,001.19	1	25,357,204.37	1	44,523,796.82	0	0.00	0	0.00	0	0.00	4.623384%	4.583822%	14
10/18/24	0	0.00	0	0.00	2	69,948,157.21	1	25,357,204.37	1	44,590,952.84	0	0.00	0	0.00	0	0.00	4.623561%	4.584022%	15
09/17/24	0	0.00	0	0.00	2	70,021,014.39	1	25,357,204.37	1	44,663,810.02	0	0.00	0	0.00	0	0.00	4.623749%	4.584235%	16
08/16/24	0	0.00	0	0.00	2	70,087,589.29	1	25,357,204.37	1	44,730,384.92	0	0.00	0	0.00	0	0.00	4.623923%	4.584432%	17
07/17/24	0	0.00	0	0.00	2	70,153,887.87	1	25,357,204.37	1	44,796,683.50	0	0.00	0	0.00	0	0.00	4.624096%	4.584627%	18
06/17/24	0	0.00	0	0.00	2	70,225,918.60	1	25,357,204.37	1	44,868,714.23	0	0.00	0	0.00	0	0.00	4.624281%	4.584836%	19
05/17/24	0	0.00	0	0.00	2	70,291,643.06	1	25,357,204.37	1	44,934,438.69	0	0.00	0	0.00	0	0.00	4.624451%	4.585029%	20
04/17/24	0	0.00	0	0.00	2	70,363,120.40	1	25,357,204.37	1	45,005,916.03	0	0.00	0	0.00	0	0.00	4.624634%	4.585236%	21
03/15/24	0	0.00	0	0.00	2	70,428,275.40	1	25,357,204.37	1	45,071,071.03	0	0.00	0	0.00	0	0.00	4.624802%	4.585426%	22
02/16/24	0	0.00	0	0.00	2	70,505,249.40	1	25,357,204.37	1	45,148,045.03	0	0.00	0	0.00	0	0.00	4.624996%	4.601694%	23
01/18/24	0	0.00	0	0.00	2	70,569,814.50	1	25,357,204.37	1	45,212,610.13	0	0.00	0	0.00	0	0.00	4.625162%	4.601864%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	1545861	10/01/24	1	1	192,333.67	388,161.62	20,169.33	49,628,354.06	02/21/24	1
6	1543829	11/01/22	24	6	142,883.65	3,710,574.20	7,113.00	46,136,850.67	02/07/22	7			11/02/23
13	1546497	10/01/21	37	6	(613.64)	2,661,758.26	4,967,121.71	26,521,683.27	10/04/19	2		11/01/19
Totals					334,603.67	6,760,494.08	4,994,404.04	122,286,888.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		44,450,375	0	0		44,450,375
7 - 12 Months		403,911,928	403,911,928	0		0
13 - 24 Months		289,567,581	214,582,023	49,628,354		25,357,204
25 - 36 Months		0	0	0		0
37 - 48 Months		25,980,949	25,980,949	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	763,910,834	644,474,900	49,628,354	0	0	69,807,579
Nov-24	764,866,407	694,985,405	0	0	0	69,881,001
Oct-24	765,750,924	695,802,767	0	0	0	69,948,157
Sep-24	766,699,110	696,678,096	0	0	0	70,021,014
Aug-24	767,576,026	697,488,437	0	0	0	70,087,589
Jul-24	768,449,306	698,295,418	0	0	0	70,153,888
Jun-24	769,386,661	699,160,743	0	0	0	70,225,919
May-24	770,252,432	699,960,789	0	0	0	70,291,643
Apr-24	771,182,549	700,819,429	0	0	0	70,363,120
Mar-24	772,040,872	701,612,596	0	0	0	70,428,275
Feb-24	773,032,004	702,526,754	0	0	0	70,505,249
Jan-24	773,882,655	703,312,841	0	0	0	70,569,815
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	1545861	49,628,354.06	49,628,354.06	199,000,000.00	11/05/15	5,304,270.78	1.15580	09/30/23	01/01/26	253
6	1543829	44,450,374.92	46,136,850.67	27,600,000.00	01/26/24	2,225,596.64	1.11640	09/30/21	04/01/25	253
13	1546497	25,357,204.37	26,521,683.27	16,600,000.00	02/20/24	1,786,835.00	0.92670	09/30/19	02/01/26	253
Totals		119,435,933.35	122,286,888.00	243,200,000.00		9,316,702.42

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	1545861	OF	NJ	02/21/24	1

Asset transferred as of 2/23/2024 due to imminent default. Borrower reports occupancy now at 52% with recent tenant departure and insufficient cash flow to make debt service and pay ongoing operating expenses. At this time, the senior debt is due f or its November 2024 payment. Property has 809,000 sf in 8 buildings located in Lawrenceville, NJ. Borrower representatives indicated they are working on potential acceptable proposal for modification of the indebtedness and those discussions are ongoing. The cash flow waterfall has been amended to allow for the payment of ongoing operating expenses prior to scheduled debt service to assure ongoing operations are not impacted.

6	1543829	OF	NJ	02/07/22	7

Foreclosure sale occurred 11/2/23 with the Trust being the sole bidder. Trigild was engaged to manage the REO Property. Property management has completed multiple lease transactions with the property being currently 53% leased. The property has been listed for sale and marketing activities are actively being pursued.

13	1546497	LO	OH	10/04/19	2

Counsel filed a foreclosure complaint and the Borrower agreed to appointment of a receiver effective 1/18/2020. Trust Counsel and Borrower Counsel have finalized an Agreed Judgment Entry and Decree and the Court entered the Order on

3/20/2020. Note holder is pursuing rights and remedies as appropriate. YTD through October 2023, the property achieved a 42.6% occupancy rate, $144 ADR and $61 RevPar. The property is actively on the market with brokerage conducting tours. Interested groups will be called to submit best-and-final in the coming weeks.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			107,034,086.17	2,202,500,000.00	41,333,234.21	1,491,749.53	41,333,234.21	39,841,484.68	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,339.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
6	0.00	0.00	9,275.79	0.00	0.00	80,099.62	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	1,969.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,282.75	0.00	0.00	0.00	0.00	111,571.70	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,897.78	0.00	1,969.78	80,099.62	0.00	111,571.70	0.00	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		218,538.90

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Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

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